CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - Components of Capital Stock - CAD ($) $ in Thousands	Capital Stock Common Shares	Capital Stock Preferred Shares	Capital Stock	Total
Balance at Dec. 31, 2016	$ 402,897	$ 17,019	$ 419,916	$ 329,430
Balance (in shares) at Dec. 31, 2016	12,694,102	4,621,571	17,315,673
Disclosure of classes of share capital [line items]
Issuance of contingently issuable shares	$ (2,856)		$ (2,856)
Issuance of contingently issuable shares (in shares)	(90,000)		(90,000)
Plan of arrangement	$ (87,893)	$ (17,019)	$ (104,912)
Plan of arrangement (in shares)	(3,654)	(4,621,571)	(4,625,225)
Exercise of stock options	$ 339		$ 339
Exercise of stock options (in shares)	20,000		20,000
Balance at Dec. 31, 2018	$ 312,148		$ 312,148	394,406
Balance (in shares) at Dec. 31, 2018	12,600,448		12,600,448
Disclosure of classes of share capital [line items]
Exercise of stock options				231
Balance at Dec. 31, 2019	$ 312,487		$ 312,487	$ 362,014
Balance (in shares) at Dec. 31, 2019	12,620,448		12,620,448